Property and Equipment - Schedule of Depreciation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 3,292,570	$ 8,392,637	$ 9,946,444
Cost of Revenues [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	2,861,819	7,957,267	9,347,183
General and Administrative Expenses [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 430,751	$ 435,370	$ 599,261